SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 3.79	$ 2.72	$ 2.33
Unrecognized share-based compensation expense	$ 6,303
Unrecognized compensation cost, recognition period	2 years 5 months 27 days
2000 Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,500,000
Annual increse in number of shares authorized	1,500,000
Maximum percentage of total shares of common stock outstanding	4.00%
Vesting period	4 years
Award expiration period	10 years
2010 Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,953,851
Vesting period	4 years
Award expiration period	10 years
Common stock available for issuance	1,828,885